Deconsolidation of VIE (Tables)	12 Months Ended
Dec. 31, 2025
Deconsolidation of VIE [Abstract]
Schedule of Disposal was not Presented as Discontinued Operations	Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.
December 31,
2025
Total current assets	$20,754,013

Total other assets	527,722

Total assets	21,281,735

Total current liabilities	(21,344,791)

Total gain on VIE deconsolidation	$63,056